Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortized cost of securities available for sale	$ 132,757	$ 110,777	$ 91,829	$ 51,745
Allowance for loan losses	13,145	11,478	9,060	8,403
Common stock, shares outstanding (shares)	12,076,927	8,278,354
Common stock, shares issued		8,278,354	6,852,309	6,834,344
Treasury stock, at cost (shares)	0	8,647	2,016	2,016
Pro Forma
Amortized cost of securities available for sale		110,777
Allowance for loan losses		$ 11,478
Common stock, shares issued		8,278,354
Treasury stock, at cost (shares)		8,647